CASH AND CASH EQUIVALENTS - Schedule of Cash, Cash Equivalents and Short Term Investments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Cash on hand	R 64.9	R 116.8
Access deposits and income funds	1,228.1	392.4
Restricted cash	13.2	12.3
Cash and cash equivalents	1,306.2	521.5	R 2,471.4	R 2,525.6
Interest earned on cash and cash equivalents	68.3	R 148.5	R 190.2
Environmental rehabilitation
Disclosure of financial assets [line items]
Restricted cash	5.2
Various utilities
Disclosure of financial assets [line items]
Restricted cash	R 5.1
Bottom of range
Disclosure of financial assets [line items]
Effective annual yields	8.00%	8.90%
Top of range
Disclosure of financial assets [line items]
Effective annual yields	9.40%	9.40%